UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)

Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 to July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
                  Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 146.0%
	Convertible Bonds - 50.6%
	Aerospace & Defense - 0.5%
$2,000,000	AAR Corp.(a)	BB	1.63%	03/01/2014	N/A	$ 2,090,000

	Biotechnology - 5.5%
5,000,000	Amgen, Inc., Series B	A+	0.38%	02/01/2013	N/A	5,031,250
12,175,000	Gilead Sciences, Inc.(a)	A-	1.00%	05/01/2014	N/A	13,696,875
6,000,000	Life Technologies Corp.	BBB	1.50%	02/15/2024	02/15/12 @ 100	6,397,500
						25,125,625

	Building Materials - 1.5%
7,460,000	Cemex SAB de CV (Mexico)	NR	4.88%	03/15/2015	N/A	6,648,725

	Coal - 2.9%
4,083,000	Alpha Appalachia Holdings, Inc.	BB-	3.25%	08/01/2015	N/A	4,282,046
8,928,000	Patriot Coal Corp.	NR	3.25%	05/31/2013	N/A	8,749,440
						13,031,486

	Computers - 3.0%
136,000	EMC Corp., Series A	A-	1.75%	12/01/2011	N/A	221,170
1,700,000	EMC Corp., Series B	A-	1.75%	12/01/2013	N/A	2,841,125
2,000,000	Netapp, Inc.	NR	1.75%	06/01/2013	N/A	3,105,000
3,000,000	RadiSys Corp.	NR	2.75%	02/15/2013	N/A	2,891,250
5,000,000	SanDisk Corp.	BB-	1.00%	05/15/2013	N/A	4,856,250
						13,914,795

	Diversified Financial Services - 2.2%
5,000,000	Affiliated Managers Group, Inc.	BBB-	3.95%	08/15/2038	08/15/13 @ 100	5,618,750
4,320,000	Jefferies Group, Inc.	BBB	3.88%	11/01/2029	11/01/17 @ 100	4,282,200
						9,900,950

	Electrical Components & Equipment - 0.9%
5,000,000	Suntech Power Holdings Co. Ltd. (Cayman Islands)	NR	3.00%	03/15/2013	N/A	4,125,000

	Energy-Alternate Sources - 0.9%
3,500,000	Covanta Holding Corp.	B	3.25%	06/01/2014	N/A	4,134,375

	Entertainment - 1.3%
5,000,000	International Game Technology	BBB	3.25%	05/01/2014	N/A	6,118,750

	Health Care Products - 5.2%
3,098,000	Hologic, Inc., Series 2010(b)	BB+	2.00%	12/15/2037	12/15/16 @ 100	3,469,760
11,600,000	Medtronic, Inc., Series B	AA-	1.63%	04/15/2013	N/A	11,817,500
5,540,000	NuVasive, Inc.	NR	2.25%	03/15/2013	N/A	5,623,100
2,842,000	NuVasive, Inc.	NR	2.75%	07/01/2017	N/A	2,770,950
						23,681,310

	Health Care Services - 2.9%
4,640,000	LifePoint Hospitals, Inc.	B	3.50%	05/15/2014	N/A	4,889,400
5,045,000	Lincare Holdings, Inc., Series A	NR	2.75%	11/01/2037	11/01/12 @ 100	5,303,556
3,000,000	Molina Healthcare, Inc., Series MOH	NR	3.75%	10/01/2014	N/A	3,262,500
						13,455,456

	Home Builders - 0.9%
4,000,000	Lennar Corp.(a)	B+	2.75%	12/15/2020	12/20/15 @ 100	4,265,000

	Insurance - 0.9%
3,760,000	Old Republic International Corp.	BBB+	8.00%	05/15/2012	N/A	4,009,100

	Internet - 3.3%
5,600,000	Symantec Corp., Series B	BBB	1.00%	06/15/2013	N/A	6,699,000
3,250,000	WebMD Health Corp.(a)	NR	2.25%	03/31/2016	N/A	2,969,688
6,300,000	WebMD Health Corp.(a)	NR	2.50%	01/31/2018	N/A	5,607,000
						15,275,688

	Lodging - 2.5%
6,973,000	MGM Resorts International	CCC+	4.25%	04/15/2015	N/A	7,940,504
4,250,000	Morgans Hotel Group Co.	NR	2.38%	10/15/2014	N/A	3,713,437
						11,653,941

	Media - 0.9%
2,750,000	XM Satellite Radio, Inc.(a)	BB-	7.00%	12/01/2014	N/A	3,939,375

	Miscellaneous Manufacturing - 1.1%
4,850,000	Trinity Industries, Inc.	BB-	3.88%	06/01/2036	06/01/18 @ 100	4,825,750

	Pharmaceuticals - 2.3%
1,500,000	Isis Pharmaceuticals, Inc.	NR	2.63%	02/15/2027	02/15/12 @ 101	1,460,625
3,000,000	Medicis Pharmaceutical Corp.	NR	2.50%	06/04/2032	09/14/11 @ 100	3,971,250
4,000,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	4,876,000
						10,307,875

	Real Estate - 1.2%
4,231,000	Forest City Enterprises, Inc.	NR	3.63%	10/15/2014	10/15/13 @ 100	5,635,163

	Real Estate Investment Trusts - 4.9%
2,030,000	Annaly Capital Management, Inc.	NR	4.00%	02/15/2015	N/A	2,329,425
2,700,000	Home Properties, LP(a)	BBB	4.13%	11/01/2026	11/06/11 @ 100	2,737,125
6,505,000	Host Hotels & Resorts, LP(a)	BB+	2.63%	04/15/2027	04/20/12 @ 100	6,553,788
4,465,000	Macerich Co.(a)	NR	3.25%	03/15/2012	N/A	4,492,906
4,325,000	NorthStar Realty Finance, LP(a)	NR	7.50%	03/15/2031	03/15/16 @ 100	3,957,375
2,500,000	RAIT Financial Trust	NR	7.00%	04/01/2031	04/05/16 @ 100	2,278,125
						22,348,744

	Semiconductors - 3.1%
9,000,000	Intel Corp.	A-	2.95%	12/15/2035	N/A	9,292,500
5,209,000	Micron Technology, Inc.	BB-	1.88%	06/01/2014	N/A	5,046,219
						14,338,719

	Telecommunications - 2.7%
6,200,000	Anixter International, Inc.	B+	1.00%	02/15/2013	N/A	7,176,500
5,100,000	NII Holdings, Inc.	B-	3.13%	06/15/2012	N/A	5,131,875
						12,308,375

	Total Convertible Bonds - 50.6%
	(Cost $210,093,178)					231,134,202

	Corporate Bonds - 35.1%
	Advertising - 0.4%
500,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	593,750
1,250,000	Lamar Media Corp.	B+	7.88%	04/15/2018	04/15/14 @ 104	1,334,375
						1,928,125

	Agriculture - 0.2%
750,000	North Atlantic Trading Co.(a)	B2	11.50%	07/15/2016	07/15/13 @ 109	737,348

	Auto Manufacturers - 0.4%
200,000	DaimlerChrysler Group, LLC(a)	B	8.00%	06/15/2019	06/15/15 @ 104	194,500
200,000	DaimlerChrysler Group, LLC(a)	B	8.25%	06/15/2021	06/15/16 @ 104	197,000
1,000,000	Ford Motor Co.	BB-	6.63%	10/01/2028	N/A	1,026,335
250,000	Jaguar Land Rover PLC (United Kingdom)(a)	B1	7.75%	05/15/2018	05/15/14 @ 106	255,000
250,000	Jaguar Land Rover PLC (United Kingdom)(a)	B1	8.13%	05/15/2021	05/15/16 @ 104	254,375
						1,927,210

	Auto Parts & Equipment - 0.8%
500,000	Cooper Tire & Rubber Co.	BB-	8.00%	12/15/2019	N/A	523,750
1,000,000	Dana Holding Corp.	BB-	6.50%	02/15/2019	02/15/15 @ 103	1,017,500
320,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	352,800
750,000	Lear Corp.	BB	7.88%	03/15/2018	03/15/14 @ 104	812,813
1,060,000	Pittsburgh Glass Works, LLC(a)	B+	8.50%	04/15/2016	04/15/13 @ 104	1,105,050
						3,811,913

	Banks - 1.2%
1,750,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	1,920,625
2,000,000	CIT Group, Inc.	B+	7.00%	05/01/2016	01/01/12 @ 100	2,007,500
GBP 500,000	Commerzbank Capital Funding Trust II, Series GBP(c)	C	5.91%	-	04/12/18 @ 100	627,874
$1,000,000	Synovus Financial Corp.	B+	5.13%	06/15/2017	N/A	887,500
						5,443,499

	Beverages - 0.4%
1,750,000	Constellation Brands, Inc.	BB+	7.25%	09/01/2016	N/A	1,938,125

	Biotechnology - 0.2%
1,000,000	STHI Holding Corp.(a)	B	8.00%	03/15/2018	03/15/14 @ 106	1,030,000

	Building Materials - 0.2%
250,000	Euramax International, Inc.(a)	B-	9.50%	04/01/2016	04/01/13 @ 107	233,750
250,000	Nortek, Inc.(a)	B	8.50%	04/15/2021	04/15/16 @ 104	234,375
375,000	Ply Gem Industries, Inc.(a)	B-	8.25%	02/15/2018	02/15/14 @ 106	360,000
						828,125

	Chemicals - 1.5%
2,000,000	Hexion US Finance Corp.	CCC+	9.00%	11/15/2020	11/15/15 @ 105	2,080,000
1,595,000	Ineos Finance PLC (United Kingdom)(a)	B	9.00%	05/15/2015	05/15/13 @ 105	1,694,687
2,607,000	Lyondell Chemical Co.	BB-	11.00%	05/01/2018	05/01/13 @ 100	2,965,463
						6,740,150

	Coal - 0.3%
575,000	Alpha Natural Resources, Inc.	BB	6.25%	06/01/2021	06/01/16 @ 103	598,000
500,000	Arch Coal, Inc.(a)	B+	7.25%	06/15/2021	06/15/16 @ 104	527,500
250,000	SunCoke Energy, Inc.(a)	B+	7.63%	08/01/2019	08/01/14 @ 106	257,500
						1,383,000

	Commercial Services - 0.6%
1,000,000	Avis Budget Car Rental, LLC	B	8.25%	01/15/2019	10/15/14 @ 104	1,036,250
1,000,000	CDRT Merger Sub, Inc.(a)	B-	8.13%	06/01/2019	06/01/14 @ 106	1,002,500
500,000	Neff Rental, LLC(a)	B-	9.63%	05/15/2016	05/15/13 @ 107	485,000
						2,523,750

	Diversified Financial Services - 2.9%
5,400,000	Capital One Capital V	BB	10.25%	08/15/2039	N/A	5,746,950
500,000	Ford Motor Credit Co., LLC	BB-	12.00%	05/15/2015	N/A	628,272
1,500,000	International Lease Finance Corp.	BBB-	8.25%	12/15/2020	N/A	1,672,500
750,000	Marfrig Holding Europe BV (Netherlands)(a)	B+	8.38%	05/09/2018	N/A	731,250
5,000,000	Textron Financial Corp.(a) (b) (d)	B	6.00%	02/15/2067	02/15/17 @ 100	4,350,000
						13,128,972

	Electric - 0.3%
250,000	AES Corp.	BB-	8.00%	06/01/2020	N/A	271,250
500,000	AES Corp.(a)	BB-	7.38%	07/01/2021	N/A	518,125
750,000	Texas Competitive Electric Holdings Co., LLC(a)	CCC	11.50%	10/01/2020	04/01/16 @ 106	697,500
						1,486,875

	Entertainment - 0.6%
1,942,000	MU Finance PLC (United Kingdom)(a)	NR	8.38%	02/01/2017	02/01/13 @ 108	2,068,230
200,000	Production Resource Group, Inc.(a)	B-	8.88%	05/01/2019	05/01/14 @ 107	203,500
500,000	Regal Entertainment Group	B-	9.13%	08/15/2018	08/15/14 @ 105	530,000
						2,801,730

	Food - 0.9%
200,000	Bumble Bee Acquisition Corp.(a)	B	9.00%	12/15/2017	12/15/14 @ 105	202,750
1,250,000	Land O'Lakes Capital Trust I(a)	B+	7.45%	03/15/2028	N/A	1,212,500
1,000,000	Reddy ICE Corp.	B-	11.25%	03/15/2015	03/15/13 @ 106	1,032,500
1,550,000	Smithfield Foods, Inc.	B+	7.75%	07/01/2017	N/A	1,646,875
						4,094,625

	Forest Products & Paper - 0.4%
1,156,000	AbitibiBowater, Inc.(a)	B+	10.25%	10/15/2018	10/15/14 @ 105	1,268,710
500,000	Verso Paper Holdings, LLC, Series B	CCC+	11.38%	08/01/2016	08/01/12 @ 104	467,500
						1,736,210

	Health Care Products - 0.3%
1,500,000	Rotech Healthcare, Inc.	B	10.50%	03/15/2018	03/15/15 @ 105	1,481,250

	Health Care Services - 1.5%
2,500,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/11 @ 106	2,575,000
1,750,000	Capella Healthcare, Inc.(a)	B	9.25%	07/01/2017	07/01/13 @ 107	1,859,375
500,000	Commmunity Health Systems, Inc.	B	8.88%	07/15/2015	07/15/12 @ 102	518,125
750,000	HCA, Inc.	BB	6.50%	02/15/2020	N/A	763,125
500,000	Health NET, Inc.	BB	6.38%	06/01/2017	N/A	522,500
500,000	National Mentor Holdings, Inc.(a)	CCC+	12.50%	02/15/2018	02/15/14 @ 106	500,000
						6,738,125

	Household Products & Housewares - 0.5%
500,000	Reynolds Group Issuer, Inc.(a)	B-	8.75%	05/15/2018	05/15/14 @ 104	482,500
500,000	Reynolds Group Issuer, Inc.(a)	BB	7.13%	04/15/2019	10/15/14 @ 104	488,750
250,000	Reynolds Group Issuer, Inc.(a)	B-	9.88%	08/15/2019	08/15/15 @ 105	252,812
1,000,000	Yankee Candle Co., Inc., Series B	CCC+	9.75%	02/15/2017	02/15/12 @ 105	1,067,500
						2,291,562

	Insurance - 3.4%
5,700,000	Liberty Mutual Group, Inc.(a) (d)	BB	10.75%	6/15/2058	06/15/38 @ 100	7,595,250
5,500,000	MetLife, Inc.	BBB	10.75%	08/01/2039	08/01/34 @ 100	7,830,520
						15,425,770

	Investment Companies - 0.1%
500,000	Offshore Group Investments Ltd. (Cayman Islands)(a)	B-	11.50%	08/01/2015	02/01/13 @ 109	556,250

	Iron & Steel - 0.2%
575,000	Algoma Acquisition Corp. (Canada)(a)	CCC+	9.88%	06/15/2015	06/15/12 @ 102	523,250
1,000,000	Ryerson Holding Corp.(e)	CCC	0.00%	02/01/2015	02/01/12 @ 64	545,000
						1,068,250

	Lodging - 2.0%
1,100,000	Caesars Entertainment Operating Co., Inc.	CCC	10.00%	12/15/2018	12/15/13 @ 105	990,000
500,000	Marina District Finance Co., Inc.	BB-	9.50%	10/15/2015	10/15/13 @ 105	525,000
1,250,000	Marina District Finance Co., Inc.	BB-	9.88%	08/15/2018	08/15/14 @ 105	1,284,375
1,000,000	MGM Resorts International	CCC+	7.63%	01/15/2017	N/A	986,250
1,500,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.75%	05/15/2018	N/A	1,683,750
500,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	543,451
2,901,000	Wynn Las Vegas, LLC	BBB-	7.75%	08/15/2020	08/15/15 @ 104	3,220,110
						9,232,936

	Machinery-Construction & Mining - 0.1%
250,000	Terex Corp.	BB-	10.88%	06/01/2016	06/01/13 @ 105	288,125

	Machinery-Diversified - 0.7%
1,500,000	Case New Holland, Inc.(a)	BB+	7.88%	12/01/2017	N/A	1,706,250
EUR 1,350,000	Heidelberger Druckmaschinen AG (Germany)(a)	B-	9.25%	04/15/2018	04/15/14 @ 107	1,673,207
						3,379,457

	Media - 2.1%
$1,500,000	CCO Holdings, LLC	BB-	6.50%	04/30/2021	04/30/15 @ 105	1,503,750
500,000	Charter Communications Operating, LLC(a)	BB+	10.88%	09/15/2014	03/15/12 @ 105	553,750
2,344,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	2,572,540
1,750,000	DISH DBS Corp.	BB-	7.13%	02/01/2016	N/A	1,876,875
1,000,000	Gannett Co., Inc.	Baa3	10.00%	04/01/2016	N/A	1,165,000
750,000	Gray Television, Inc.	CCC	10.50%	06/29/2015	11/01/12 @ 108	781,875
1,000,000	Univision Communications, Inc.(a)	B+	7.88%	11/01/2020	11/01/15 @ 104	1,036,250
						9,490,040

	Mining - 0.5%
2,125,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	6.88%	02/01/2018	02/01/14 @ 105	2,220,625

	Office & Business Equipment - 0.2%
1,000,000	CDW, LLC(a)	CCC+	8.50%	04/01/2019	04/01/15 @ 104	992,500

	Oil & Gas - 2.7%
2,500,000	Alta Mesa Holdings(a)	B	9.63%	10/15/2018	10/15/14 @ 105	2,525,000
1,000,000	Carrizo Oil & Gas, Inc.	B-	8.63%	10/15/2018	10/15/14 @ 104	1,070,000
1,000,000	Clayton Williams Energy, Inc.(a)	B	7.75%	04/01/2019	04/01/15 @ 104	977,500
1,000,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	1,080,000
1,500,000	Goodrich Petroleum Corp.(a)	CCC+	8.88%	03/15/2019	03/15/15 @ 104	1,548,750
1,000,000	Hercules Offshore, Inc.(a)	B-	10.50%	10/15/2017	10/15/13 @ 105	1,050,000
250,000	Laredo Petroleum, Inc.(a)	CCC+	9.50%	02/15/2019	02/15/15 @ 105	266,875
1,000,000	Pioneer Natural Resources Co.	BB+	6.65%	03/15/2017	N/A	1,106,016
500,000	Range Resources Corp.	BB	8.00%	05/15/2019	05/15/14 @ 104	555,000
1,000,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	1,140,000
250,000	Unit Corp.	BB-	6.63%	05/15/2021	05/15/16 @ 103	253,750
500,000	W&T Offshore, Inc.(a)	B	8.50%	06/15/2019	06/15/15 @ 104	520,625
						12,093,516

	Oil & Gas Services - 0.9%
1,000,000	Forbes Energy Services Ltd. (Bermuda)(a)	Caa1	9.00%	06/15/2019	06/15/15 @ 105	1,005,000
1,500,000	SESI, LLC(a)	BB+	6.38%	05/01/2019	05/01/15 @ 103	1,515,000
1,518,000	Stallion Oilfield Holdings Ltd.	B-	10.50%	02/15/2015	02/15/13 @ 105	1,707,750
						4,227,750

	Packaging & Containers - 0.2%
750,000	US Corrugated, Inc.	B	10.00%	06/01/2013	09/19/11 @ 103	757,973

	Pharmaceuticals - 1.5%
2,760,000	Aptalis Pharma, Inc.	B	12.75%	03/01/2016	03/01/12 @ 106	2,998,050
EUR 2,000,000	Capsugel FinanceCo SCA (Luxembourg)(a)	Caa1	9.88%	08/01/2019	08/01/14 @ 107	2,938,666
$500,000	ENDO Pharmaceuticals Holdings, Inc.(a)	BB-	7.25%	01/15/2022	07/15/16 @ 104	527,500
500,000	Valeant Pharmaceuticals International(a)	BB-	7.00%	10/01/2020	10/01/15 @ 104	485,000
						6,949,216

	Pipelines - 0.3%
750,000	Crosstex Energy, LP	B+	8.88%	02/15/2018	02/15/14 @ 104	819,375
500,000	Eagle Rock Energy Partners, LP(a)	B-	8.38%	06/01/2019	06/01/15 @ 104	513,125
						1,332,500

	Real Estate - 0.3%
500,000	Kennedy-Wilson, Inc.(a)	BB-	8.75%	04/01/2019	04/01/15 @ 104	502,500
750,000	Realogy Corp.	CC	11.50%	04/15/2017	04/15/13 @ 106	761,250
						1,263,750

	Real Estate Investment Trusts - 0.2%
750,000	Rouse Co., LP	BB+	6.75%	11/09/2015	05/09/13 @ 103	783,750

	Retail - 2.8%
GBP 250,000	Aston Martin Capital Ltd. (Channel Islands)(a)	B2	9.25%	07/15/2018	07/15/14 @ 107	391,908
$1,000,000	Burger King Capital Holdings, LLC(a) (f)	CCC+	0.00%	04/15/2019	04/15/15 @ 95	602,500
1,000,000	Burlington Coat Factory Warehouse Corp.(a)	CCC	10.00%	02/15/2019	02/15/15 @ 105	1,007,500
1,000,000	Dave & Buster's, Inc.	CCC+	11.00%	06/01/2018	06/01/14 @ 106	1,100,000
2,000,000	Fiesta Restaurant Group(a)	B	8.88%	08/15/2016	02/15/14 @ 104	2,050,000
1,500,000	HOA Restaurant Group, LLC(a)	B	11.25%	04/01/2017	04/01/14 @ 106	1,530,000
1,000,000	Landry's Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	1,097,500
750,000	Rite AID Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	714,375
1,000,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	1,112,500
2,050,000	Toys "R" US Property Co. II, LLC	B+	8.50%	12/01/2017	12/01/13 @ 104	2,203,750
1,000,000	Toys "R" US, Inc.	CCC+	7.38%	10/15/2018	N/A	965,000
						12,775,033

	Software - 0.2%
500,000	First Data Corp.	B-	10.55%	09/24/2015	09/30/11 @ 105	522,500
375,000	Lawson Software, Inc.(a)	B-	11.50%	07/15/2018	07/15/15 @ 106	369,375
						891,875

	Storage & Warehousing - 0.2%
1,000,000	Niska Gas Storage US, LLC	BB-	8.88%	03/15/2018	03/15/14 @ 104	1,071,250

	Telecommunications - 2.6%
1,500,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	1,650,000
300,000	EH Holding Corp.(a)	B+	6.50%	06/15/2019	N/A	310,125
150,000	EH Holding Corp.(a)	B-	7.63%	06/15/2021	N/A	155,250
1,000,000	Intelsat Jackson Holdings SA (Luxembourg)	CCC+	11.25%	06/15/2016	06/15/12 @ 104	1,067,500
1,500,000	Intelsat Luxembourg SA (Luxembourg)	CCC+	11.25%	02/04/2017	02/15/13 @ 106	1,608,750
1,324,000	iPCS, Inc.(d)	BB-	2.38%	05/01/2013	09/02/11 @ 100	1,304,140
500,000	Level 3 Communications, Inc.(a)	CCC	11.88%	02/01/2019	02/01/15 @ 106	548,750
1,500,000	NII Capital Corp.	B+	7.63%	04/01/2021	04/01/16 @ 104	1,582,500
750,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	847,500
1,500,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	1,683,750
EUR 500,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	795,739
$500,000	Windstream Corp.	B+	7.75%	10/01/2021	10/01/16 @ 104	532,500
						12,086,504

	Transportation - 0.3%
1,000,000	Navios Maritime Holdings, Inc. (Marshall Islands)	BB-	8.88%	11/01/2017	11/01/13 @ 104	1,020,000
400,000	Swift Services Holdings, Inc.	B-	10.00%	11/15/2018	11/15/14 @ 105	432,500
						1,452,500

	Total Corporate Bonds - 35.1%
	(Cost $153,248,122)					160,390,164

	Term Loan - 0.2%
$1,000,000	DaimlerChrysler LLC Tranche B (g)	BB	6.00%	5/24/2017	N/A	$ 975,313
	(Cost $1,000,309)

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 55.6%
	Advertising - 1.0%
4,200	Interpublic Group of Cos., Inc., Series B(c)	B+	5.25%	-		4,516,050

	Airlines - 1.8%
235,000	Continental Airlines Finance Trust II	Caa1	6.00%	11/15/2030		8,386,563

	Auto Manufacturers - 2.1%
210,047	General Motors Co., Series B	B-	4.75%	12/01/2013		9,706,272

	Auto Parts & Equipment - 1.0%
86,000	Goodyear Tire & Rubber Co.	NR	5.88%	04/01/2014		4,642,280

	Banks - 12.6%
10,650	Bank of America Corp., Series L (c)	BB+	7.25%	-		10,380,875
85,479	Citigroup, Inc.	Ba3	7.50%	12/15/2012		9,586,470
72,176	KeyCorp, Series A(c)	BB	7.75%	-		8,038,241
349,388	Synovus Financial Corp., Series tMED	B-	8.25%	05/15/2013		6,530,062
205,001	UBS AG (Stillwater Mining Co.) (Switzerland)(h)	NR	9.38%	06/15/2012		4,226,608
6,000	Webster Financial Corp., Series A (c)	B+	8.50%	-		6,277,500
11,852	Wells Fargo & Co., Series L(c)	A-	7.50%	-		12,583,268
						57,623,024

	Diversified Financial Services - 2.5%
268,711	Citigroup Capital XIII(d)	BB+	7.88%	10/30/2040		7,274,007
361,200	2010 Swift Mandatory Common Exchange Security Trust(a)	NR	6.00%	12/31/2013		4,217,443
						11,491,450

	Electric - 7.4%
123,400	Great Plains Energy, Inc.	Ba1	12.00%	06/15/2012		7,869,218
117,062	NextEra Energy, Inc.	A-	8.38%	06/01/2012		5,976,015
227,099	PPL Corp.	NR	9.50%	07/01/2013		12,737,983
136,000	PPL Corp.	NR	8.75%	05/01/2014		7,295,040
						33,878,256

	Hand & Machine Tools - 1.6%
64,510	Stanley Black & Decker, Inc.	BBB+	4.75%	11/17/2015		7,276,083

	Health Care Services - 1.8%
7,500	Healthsouth Corp., Series A(c)	CCC+	6.50%	-		8,205,000

	Housewares - 1.0%
95,290	Newell Financial Trust I	BB	5.25%	12/01/2027		4,407,162

	Insurance - 3.8%
280,000	Hartford Financial Services Group, Inc., Series F	BB+	7.25%	04/01/2013		6,664,000
83,475	MetLife, Inc.	BBB-	5.00%	09/11/2013		6,506,042
145,667	XL Group PLC (Ireland)	BBB-	10.75%	08/15/2011		3,959,229
						17,129,271

	Media - 0.6%
45,000	Nielsen Holdings NV (Netherlands)	B	6.25%	02/01/2013		2,674,687

	Mining - 0.4%
37,002	AngloGold Ashanti Holdings Finance PLC (South Africa)	NR	6.00%	09/15/2013		1,828,639

	Oil & Gas - 4.6%
197,924	Apache Corp., Series D (i)	BBB+	6.00%	08/01/2013		12,892,769
30,000	Chesapeake Energy Corp.(c)	B+	5.00%	-		3,150,000
115,000	Goodrich Petroleum Corp., Series B(c)	NR	5.38%	-		5,088,750
						21,131,519

	Pharmaceuticals - 3.3%
321,000	Omnicare Capital Trust II, Series B	B	4.00%	06/15/2033		14,932,920

	Real Estate - 0.9%
65,000	Forest City Enterprises, Inc., Series A(c)	CCC+	7.00%	-		4,273,750

	Real Estate Investment Trusts - 3.6%
428,307	Alexandria Real Estate Equities, Inc., Series D (c)	NR	7.00%	-		11,564,289
90,000	Health Care REIT, Inc., Series I(c)	BB	6.50%	-		4,666,500
						16,230,789

	Savings & Loans - 2.8%
272,788	New York Community Capital Trust V	BB-	6.00%	11/01/2051		12,979,253

	Telecommunications - 2.8%
13,155	Lucent Technologies Capital Trust I (France)	CCC	7.75%	03/15/2017		12,885,323

	Total Convertible Preferred Stocks - 55.6%
	(Cost $227,744,949)					254,198,291

	Common Stocks - 1.6%
	Agriculture - 0.9%
137,536	Archer Daniels Midland Co.					4,178,344

	Banks - 0.3%
25,000	JPMorgan Chase & Co.					1,011,250

	Health Care Services - 0.4%
325,000	Tenet Healthcare Corp.(i)					1,807,000

	Total Common Stocks - 1.6%
	(Cost $7,225,932)					6,996,594

	Preferred Stock - 1.5%
	Lodging - 1.5%
61,200	Las Vegas Sands Corp., Series A	NR	10.00%	-		6,932,185
	(Cost $6,772,800)

	Warrants - 1.4%
	Banks - 1.4%
690,593	Bank of America Corp. (i)			10/28/2018		1,070,419
1,250,000	Citigroup, Inc.(i)			01/04/2019		875,000
335,542	JPMorgan Chase & Co.(i)			10/28/2018		4,482,841
	(Cost $6,979,732)					6,428,260

	Total Long-Term Investments - 146.0%
	(Cost $613,065,022)					667,055,009

	Short-Term Investments - 11.0%
Number
of Shares	Description					Value
	Money Markets - 11.0%

10,000,000	Dreyfus Treasury & Agency Cash Management - Investor Shares					$10,000,000
40,174,928	Goldman Sachs Financial Prime Obligations (j)					40,174,928
	(Cost $50,174,928)					50,174,928

	Total Investments - 157.0%
	(Cost $663,239,950)					717,229,937
	Other Assets in excess of Liabilities - 0.3%					1,715,044
	Preferred Shares, at redemption value - (-57.3% of Net Assets
	Applicable to Common Shareholders or -36.5% of Total Investments)					(262,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 456,944,981

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2011 these securities amounted to $116,925,183, which represents 25.6% of net assets applicable to common shares.

(b)	Security becomes an accreting bond after December 15, 2016 with a 2.0% principal accretion rate.
(c)	Perpetual maturity.
(d)	Floating or variable rate coupon. The rate shown is as of July 31, 2011.
(e)	Zero coupon bond.
(f)	Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(g)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfoliosof investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(h)	Security is exchangable into security of another entity that is different than the issuer. The entity is listed in a parenthetical.
(i)	Non-income producing security.
(j)
All or a portion of these securities have been physically segregated in connection with forward currency contracts and futures contracts.  As of July 31, 2011, the total amount segregated was $40,174,928.

See previously submitted notes to financial statements for the period ended April 30, 2011.

Country Breakdown as % of Long-Term Investments*
United States	90.6%
France	1.9%
United Kingdom	1.0%
Mexico	1.0%
Luxembourg	1.0%
Channel Islands	0.8%
Cayman Islands	0.7%
Switzerland	0.6%
Ireland	0.6%
Netherlands	0.5%
Australia	0.3%
South Africa	0.3%
Germany	0.2%
Marshall Islands	0.2%
Bermuda	0.2%
Canada	0.1%
*Subject to change daily.

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Appreciation/(Depreciation)
EUR	2,030,000
for USD	2,921,576	The Bank of New York Mellon	8/1/2011	2,921,576	2,917,111	$ (4,465)

EUR	1,700,000
for USD	2,410,515	The Bank of New York Mellon	9/16/2011	2,410,515	2,440,172	29,657

GBP	770,000
for USD	1,248,382	The Bank of New York Mellon	9/16/2011	1,248,382	1,263,296	14,914
						$ 40,106

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Appreciation/(Depreciation)
EUR	4,615,000
for USD	6,608,670	The Bank of New York Mellon	9/16/2011	6,608,670	6,624,349	$ (15,679)

GBP	1,420,000
for USD	2,329,113	The Bank of New York Mellon	9/16/2011	2,329,113	2,329,714	(601)
						(16,280)

			Total unrealized appreciation for forward currency contracts			$ 23,826

Future Contracts
	Number of Contracts	Notional Value	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 5-Year Note	150	$ 121,445	Sep 11	$ 17,927,021	$ 18,216,797	$ (289,776)

At July 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$668,368,640	$66,361,984	$(17,500,687)	$48,861,297

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the
Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15,2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15,2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at July 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of July 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Preferred Stocks:
Advertising	$-	$4,516	$-	$4,516
Airlines	-	8,387	-	8,387
Auto Manufacturers	9,706	-	-	9,706
Auto Parts & Equipment	4,642			4,642
Banks	47,119	10,504	-	57,623
Diversified Financial Services	7,274	4,217	-	11,491
Electric	27,902	5,976	-	33,878
Hand & Machine Tools	7,276	-	-	7,276
Health Care Services	-	8,205	-	8,205
Housewares	-	4,407	-	4,407
Insurance	17,129	-	-	17,129
Media	-	2,675	-	2,675
Mining	1,829	-	-	1,829
Oil & Gas	12,893	8,239	-	21,132
Pharmaceuticals	14,933	-	-	14,933
Real Estate	-	4,274	-	4,274
Real Estate Investment Trusts	4,667	11,564	-	16,231
Savings & Loans	12,979	-	-	12,979
Telecommunications	-	12,885	-	12,885

Convertible Bonds	-	231,134	-	231,134

Corporate Bonds	-	160,390	-	160,390

Common Stock	6,997	-	-	6,997

Preferred Stocks	-	6,932	-	6,932

Warrants	6,428	-	-	6,428

Term Loan		976		976

Money Market Fund	50,175	-	-	50,175

Forward Exchange Currency Contracts	-	45	-	45
Total	$231,949	$485,326	$-	$717,275

Liabilities:
Forward Exchange Currency Contracts	$-	21	$-	$21

Futures Contracts	$290	-	-	$290
Total	$290	$21	$-	$311

There were no transfers between levels during the period ended July 31, 2011.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:

By:          /s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:       September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Tracy V. Maitland
               Tracy V. Maitland
  President and Chief Executive Officer

Date:       September 26, 2011

By:

By:           /s/ Robert White
                 Robert White
   Treasurer and Chief Financial Officer

Date:       September 26, 2011